                      [SHEARMAN & STERLING LLP LETTERHEAD]




                                 April 20, 2004



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

              Re: First Eagle Variable Funds (File No. 33-96668)
                  ----------------------------------------------

Ladies and Gentlemen:

                  Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 12 and (ii) that the text of Post-Effective Amendment No. 12 was filed electronically with the Securities and Exchange Commission on April 15, 2004.


                                             Sincerely,


                                             /s/ Nathan J. Greene


                                             Nathan J. Greene